Warranty - Schedule of Company's Warranty Accruals (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, beginning of year	$ 59	$ 80
Expense, net	101	26
Settlements	(59)	(53)
Acquisitions	174
Foreign exchange and other	(5)	6
Balance, end of year	$ 270	$ 59